DOUBLELINE EQUITY FUNDS

DoubleLine Equities Growth Fund

DoubleLine Equities Technology Fund

Supplement dated March 25, 2013 to the Prospectuses for Class I shares of DoubleLine Equities Growth Fund (DBEGX) and DoubleLine Equities Technology Fund (DBETX) dated March 25, 2013. This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

Shares of DoubleLine Equities Growth Fund and DoubleLine Equities Technology Fund (the “Funds”) may currently only be purchased by (i) employees, officers and Trustees of the Funds and their family members; (ii) employees and officers of DoubleLine Equity LP or DoubleLine Group LP and their family members; and (iii) affiliates of DoubleLine Equity LP or DoubleLine Group LP.

One or more of a Fund’s investors may control the Fund. A shareholder who beneficially owns 25% or more of a Fund is presumed to control it. Persons controlling a Fund may be able to determine the outcome of any proposal submitted to the Fund’s shareholders for approval.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLDEFPROISUP

DOUBLELINE EQUITY FUNDS

DoubleLine Equities Growth Fund

DoubleLine Equities Technology Fund

Supplement dated March 25, 2013 to the Prospectuses for Class N shares of DoubleLine Equities Growth Fund (DLEGX) and DoubleLine Equities Technology Fund (DLETX) dated March 25, 2013. This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

Shares of DoubleLine Equities Growth Fund and DoubleLine Equities Technology Fund (the “Funds”) may currently only be purchased by (i) employees, officers and Trustees of the Funds and their family members; (ii) employees and officers of DoubleLine Equity LP or DoubleLine Group LP and their family members; and (iii) affiliates of DoubleLine Equity LP or DoubleLine Group LP.

One or more of a Fund’s investors may control the Fund. A shareholder who beneficially owns 25% or more of a Fund is presumed to control it. Persons controlling a Fund may be able to determine the outcome of any proposal submitted to the Fund’s shareholders for approval.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

DLDEFPRONSUP